Information on Geographical Areas - Summary of Additional Information by Country (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France [member] | Rest of Europe [Member]
Disclosure of geographical areas [line items]
Public subsidies amount received	€ 0.3	€ 0.5	€ 0.5